Employee share scheme - Total cost of relevant scheme and number of awards granted (Details) £ in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) EquityInstruments	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Employee share scheme
Share-based compensation expense	£ 78,000	£ 59,000	£ 63,000
Number of awards granted | EquityInstruments	51,564
All share-based payment arrangements excluding GSK share plans
Employee share scheme
Share-based compensation expense	£ 17,000
Performance Share Plan
Employee share scheme
Share-based compensation expense	£ 6,000
Number of awards granted	12,719
Share Value Plan
Employee share scheme
Share-based compensation expense	£ 11,000
Number of awards granted	38,845
Share Save Plan
Employee share scheme
Period over which the eligible employees can save a monthly amount from their salaries	3 years
Required employment period after granting of awards for the awards to vest	3 years
Cash-settled share-based payment plans
Employee share scheme
Outstanding liabilities relating to awards which are settled in cash	£ 2,000